Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

15. Inventories

Inventories are included in the Consolidated Financial Statements at the lower of cost (including raw materials, direct labour, other direct costs and related production overheads) and net realisable value. Cost is determined on a first in, first out basis. Net realisable value is the estimated selling price less the estimated costs necessary to make a sale.

Composition of inventory balances

	2023 £m	2022 £m
Raw materials and consumables	298	310
Work in progress	20	35
Finished goods	1,090	1,003
Total	1,408	1,348

The total cost of inventories recognised as an expense and included in cost of sales amounted to £4,196m in 2023 (2022: £3,970m, 2021: £3,462m). This includes inventory write-down of £178m (2022: £118m, 2021: £174m). The Group reverses and reassesses its inventory provisions in full every reporting period.

The reversals of prior year write-downs of inventories in 2023 is £74m (2022: £40m, 2021: £63m) and these reversals principally arise from the reassessment of usage or demand expectations prior to inventory expiration.

Impact of climate change

The Group’s inventory turnover cycle is much shorter than the longer-term time horizons associated with the climate-related risks and therefore the risk of material write-down of Haleon’s inventory is deemed to be low.